8. LINE OF CREDIT/TERM DEBT - SILICON VALLEY BANK	12 Months Ended
Dec. 31, 2017
Notes to Financial Statements
LINE OF CREDIT/TERM DEBT - SILICON VALLEY BANK

In October 2015, the Company entered into a one year Loan and Security Agreement (the “LSA”) with Silicon Valley Bank (“Bank”), pursuant to which the Bank agreed to provide the Company with a revolving line of credit in the aggregate principal amount of $1,000,000, bearing interest at a floating per annum rate equal to the greater of three quarters of one percentage point (0.75%) above the Prime Rate (as that term is defined in the LSA) or four percent (4.00%). The line of credit was secured by a second priority perfected security interest in all of the assets of the Company in favor of the Bank. The LSA contained certain restrictions, subject to certain exceptions and qualifications, on the conduct of the Company and its subsidiary, including, among other restrictions: incurring debt other than permitted indebtedness as defined, disposing of certain assets, making investments, creating or suffering liens, completing certain mergers, consolidations and sales of assets, acquisitions, declaring dividends to third parties, redeeming or prepaying other debt, and certain transactions with affiliates. Envision drew down $800,000 of this line in 2015 with another $200,000 drawdown in February 2016. As of December 31, 2016, the balance of this revolving line of credit was $1,000,000.

Under the terms of the LSA, the Bank received a commitment fee of $2,500, reimbursement of Bank expenses for documentation of $10,000, and a reimbursement of filing fees amounting to $1,836. These fees were recorded as Debt Issue Costs on the accompanying balance sheet and were amortized over the one year term of the line of credit.

As of December 31, 2016, the term of the LSA was extended to January 28, 2017. Fees amounting to $2,400 relating to this extension were recorded as Debt Issue Costs on the accompanying balance sheet and were amortized over the term of this extension.

As a condition to the extension of credit to the Company under the LSA, Keshif Ventures, LLC (“Keshif”), a related party shareholder with more than 10% of the outstanding stock of the Company, agreed to guarantee all of the Company’s obligations under the LSA pursuant to a Master Unconditional Limited Guaranty between Bank and Keshif (“Guaranty”). Keshif pledged cash equivalent collateral to the Bank as security for the Guaranty. Keshif also agreed to subordinate to the Bank all of Company’s indebtedness and other monetary obligations owing to Keshif pursuant to a Subordination Agreement (“Subordination Agreement”). In consideration for the Guaranty, Envision issued 571,429 shares of its common stock, with a per share value of $0.15 (based on contemporaneous cash sales prices) or $85,714 (the “Shares”) to Keshif pursuant to a stock purchase agreement (“SPA”). These shares, along with legal costs associated with the issuance of this guaranty amounting to $11,435, were recorded as Debt Issue Costs and were amortized over the initial one year term of the line of credit. Pursuant to the terms of the SPA, for each six-month period from and after the six-month anniversary of October 29, 2015 (each, a “Measurement Period”) that Keshif guarantees Borrower’s obligations under the LSA, Keshif will also receive the number of additional shares of Envision’s common stock, rounded upward to the nearest whole number, equal to (a) two and one half percent (2.5%) multiplied by the maximum outstanding principal amount of the LSA at any time during such Measurement Period, such amount to be divided by (b) the twenty (20) day average closing price of the Company’s common stock, measured for the twenty (20) consecutive trading days immediately prior to such Measurement Period, the quotient of which shall be multiplied by (c) a fraction, the numerator of which is the number of calendar days during the Measurement Period which the Guaranty remained in effect and the denominator of which is the number of calendar days in such Measurement Period. Related to this guaranty, as of October 29, 2016, the Company issued 147,493 shares of its common stock valued at $0.15 per share, or $22,123, and expensed this over the six month Measurement Period of the Guaranty. The Company recorded a gain on debt settlement of $2,877 on this transaction. Additionally, as of April 29, 2017, the Company issued 234,302 shares of its common stock valued at $0.15 per share, or $35,145, and expensed this over the six month Measurement Period of the Guaranty. The Company recorded a gain on debt settlement of $2,355 on this transaction. Additionally, in September 2017, the Company issued 219,555 shares of its common stock valued at $0.15 per share, or $32,933 and expensed this over the final Measurement Period of the Guaranty. The Company recorded a loss of $2,183 on this transaction (See Notes 14 and 17).

Additionally, the Company issued a side letter to Keshif (the “Side Letter”), which in addition to confirming Keshif’s entitlement to the Shares, provided certain contractual rights to Keshif in consideration for the Guaranty, including a covenant by the Company to provide financial statements and other periodic reports to Keshif, an agreement to reimburse Keshif for payments made by Keshif to the Bank in accordance with the Guaranty (“Reimbursement Obligation”), and the grant of a security interest, subordinated to the Bank under the Subordination Agreement, to secure the Reimbursement Obligation. Keshif also had the right under the Side Letter to invite one representative to attend all meetings of Envision’s Board of Directors and, in the event Envision was unable to meet its obligations under the LSA, Keshif was to immediately become entitled to elect one member to Envision’s Board of Directors.

Effective March 30, 2017, the Company entered into an additional amendment to the LSA with Silicon Valley Bank as it relates to this debt. The amendment (i) extended the maturity date to March 1, 2020, (ii) increased the loan to an aggregate principal amount of $1,500,000, and (iii) changed the payment terms requiring monthly interest only payments through December 2017, and starting January 1, 2018, the Company was required to repay the balance outstanding in twenty-seven equal monthly principal payments in addition to the monthly accrued interest. The additional $500,000 of debt was funded to the Company in April 2017. Related to this amendment, the Company paid $9,655 of fees to the Bank. These fees were recorded as debt discount and netted against the loan balance and amortized to interest expense over the term of the debt facility.

As of September 25, 2017, the Company paid off the LSA in full with the proceeds of the “Lender” note as discussed in Note 11, and the Guaranty and all other contractual rights related to this debt facility were cancelled.